united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Equinox MutualHedge Futures Strategy Fund

CLASS A, CLASS C AND CLASS I SHARES

Semi-Annual Report
March 31, 2015

1-888-643-3431
WWW.MUTUALHEDGE.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox MutualHedge Futures Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Equinox MutualHedge Futures Strategy Fund

PORTFOLIO REVIEW

March 31, 2015 (Unaudited)

The Portfolio’s performance figures* for the periods ended March 31, 2015, as compared to its benchmarks:

	Six Months	One Year	Three Year	Five Year	Since Inception**
Equinox MutualHedge Futures Strategy Fund Class A	17.04%	23.16%	4.22%	3.73%	3.37%
Equinox MutualHedge Futures Strategy Fund Class A with load	10.27%	16.05%	2.17%	2.52%	2.21%
Equinox MutualHedge Futures Strategy Fund Class C	16.54%	22.28%	3.46%	2.95%	2.61%
Equinox MutualHedge Futures Strategy Fund Class I	17.15%	23.51%	4.51%	N/A	3.34%
Barclays BTOP50 Index	4.48%	19.27%	5.38%	3.29%	3.30%
S&P 500 Total Return Index	5.93%	12.73%	16.11%	14.47%	14.88%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.49% for Class A shares, 3.24% for Class C shares and 2.24% for Class I Shares per the January 28, 2015, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-643-3431.

The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2015 there are 20 funds in the BTOP50 Index.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

** Inception date is December 31, 2009 for Class A and Class C shares. Inception date is May 24, 2011 for Class I shares.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	61.3%
Systematic Trading Companies	0.3%
Structured Note	4.8%
Money Market Funds	17.8%
Other Assets and Liabilities - Net	15.8%
100.0%

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 61.3%
519,550	iShares 1-3 Year Credit Bond ETF	$54,828,111
246,230	iShares Core Total Aggregate Bond ETF	27,437,409
626,725	Vanguard Short-Term Bond ETF	50,463,897
688,670	Vanguard Short-Term Corporate Bond ETF	55,238,221
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $186,080,171)	187,967,638

	SYSTEMATIC TRADING COMPANIES+ - 0.3%
2,978	E2 Quest Trade Co. - QTI Program, LLC (Cost - $455,097)	992,613

Principal
	STRUCTURED NOTE - 4.8%
$15,000,000	SGI 10 Year Bond Index Deposit, due 2/27/16 *
	(Cost $15,000,000)	14,809,500
Shares
	MONEY MARKET FUNDS - 17.8%
15,014,954	BlackRock International Dollar Reserve Series B ** +	15,014,954
19,682,287	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund ** +	19,682,287
19,693,450	JPMorgan Liquidity Funds - US Dollar Liquidity Fund ** +	19,693,450
	TOTAL MONEY MARKET FUNDS (Cost $54,390,691)	54,390,691

	TOTAL INVESTMENTS - 84.2% (Cost $255,925,959) (a)	$258,160,442
	OTHER ASSETS AND LIABILITIES - NET - 15.8%	48,312,563
	TOTAL NET ASSETS - 100.0%	$306,473,005

(a)
Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $255,925,959 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,900,232
Unrealized Depreciation:	(665,749)
Net Unrealized Appreciation:	$2,234,483

*	Non-Income producing investment.
**	Pledged as collateral for swap agreement.
+	This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

SWAP CONTRACTS *+	Unrealized Appreciation (Depreciation)

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs. The swap was effective on September 26, 2011 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for an 0.50% fee to Deutsche Bank. (Notional Value $363,592,944)
$33,865,760

Total return swap with Morgan Stanley & Co. International PLC (“Morgan Stanley”). The swap provides exposure to the total returns of the Diversified Program of Winton Capital Management Limited (“Winton”) calculated on a daily basis by BNP Paribas Financial Services LLC with reference to an investment portfolio owned by ALPHAS Managed Account Platform XXX Limited (the “Reference Fund”), a private company with limited liability formed under the laws of Ireland. The investment portfolio of the Reference Fund is comprised at any given time of trading positions selected by Winton that include over-the-counter foreign exchange and currency option transactions and exchange traded futures in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on March 6, 2014 and has a term of three years therefrom unless earlier terminated. In addition, the terms of the swap provide for a floating rate payment to Morgan Stanley based upon an interest rate equal to One Month USD Libor plus 0.27% per annum accrued on the notional level of the swap. (Notional Value $56,329,656)
87,878

Total return swap with Morgan Stanley & Co. International PLC (“Morgan Stanley”). The swap provides exposure to the total returns of the BlueCrest Systematic Macro Program of BlueCrest Capital Management (Guernsey) Ltd. (“BlueCrest”) calculated on a daily basis by NAV Consulting Inc. with reference to an investment portfolio owned by Alphas Managed Accounts Platform XLII Limited (the “Reference Fund”), a private company with limited liability formed under the laws of Ireland. The investment portfolio of the Reference Fund is comprised at any given time of trading positions selected by BlueCrest that include over-the-counter foreign exchange and currency option transactions and exchange traded futures in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on August 5, 2014 and has a term of five years therefrom unless earlier terminated. In addition, the terms of the swap provide for a floating rate payment to Morgan Stanley based upon an interest rate equal to One Month USD Libor plus 0.30% per annum accrued on the notional level of the swap. (Notional Value $47,442,461)
(220,755)

Total Net Unrealized Appreciation on Swap Contracts	$33,732,883

* Non-Income producing investment.

+ This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015 (Unaudited)

ASSETS
Investment securities:
At cost	$255,925,959
At fair value	$258,160,442
Cash	37,162,769
Cash on deposit with broker - swap margin balance	18,530,319
Net unrealized appreciation from swap contracts	33,732,883
Receivable for fund shares sold	241,758
Prepaid expenses and other assets	97,424
TOTAL ASSETS	347,925,595

LIABILITIES
Due to broker - swap contract	40,435,667
Investment advisory fees payable	357,544
Payable for fund shares repurchased	492,064
Distribution (12b-1) fees payable	64,758
Accrued expenses and other liabilities	102,557
TOTAL LIABILITIES	41,452,590
NET ASSETS	$306,473,005

Composition of Net Assets:
Paid in capital	367,494,380
Accumulated net investment loss	(94,032,660)
Accumulated net realized loss from security transactions, options contracts, futures contracts, forward foreign currency exchange contracts, and swap contract	(2,956,081)
Net unrealized appreciation of investments and swap contract	35,967,366
NET ASSETS	$306,473,005

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)

March 31, 2015 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$127,959,150
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	12,707,059
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$10.07
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$10.68

Class C Shares:
Net Assets	$42,479,044
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,343,396
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.78

Class I Shares:
Net Assets	$136,034,811
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	13,426,757
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.13

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.
(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$1,635,779
Interest	21,856
TOTAL INVESTMENT INCOME	1,657,635
EXPENSES
Investment advisory fees +	2,154,510
Distribution (12b-1) fees:
Class A	157,869
Class C	196,246
Administrative services fees +	110,126
Transfer agent fees	22,254
Non 12b-1 shareholder services fees	42,344
Printing and postage expenses	44,193
Management fees +	11,638
Professional fees +	21,418
Accounting services fees	37,282
Registration fees	17,410
Custodian fees	19,838
Insurance expense	8,137
Compliance officer fees	16,479
Trustees fees and expenses	4,362
Other expenses +	5,934
TOTAL EXPENSES	2,870,040
Less: Fees waived by the Advisor	(98,310)
NET EXPENSES	2,771,730
NET INVESTMENT LOSS	(1,114,095)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	1,358,356
Swap contract	13,167,099
Futures contracts	712,042
Forward foreign currency exchange contracts and currency translations	242
Broker commissions	(12,530)
15,225,209
Net change in unrealized appreciation (depreciation) of:
Investments	1,716,505
Futures contracts	(693,943)
Swap contracts	31,492,833
32,515,395
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	47,740,604
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,626,509
Net gain attributable to non-controlling interests	90,404
NET INCREASE IN NET ASSETS FROM OPERATIONS ATTRIBUTABLE TO EQUINOX MUTUALHEDGE FUTURES STRATEGY FUND	$46,716,913

+ This includes an expense of MutualHedge Fund Limited CFC. See Note 4.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2015	September 30,
	(Unaudited)	2014
FROM OPERATIONS
Net investment loss	$(1,114,095)	$(4,748,274)
Net realized gain (loss) from investment transactions, written options swap contract, futures contracts, forward foreign currency contracts and currency translations	15,225,209	(18,507,273)
Distributions from exchange traded funds	—	345,115
Net change in unrealized appreciation (depreciation) of investments, futures contracts, options written, forward foreign currency contracts and swap contracts	32,515,395	51,694,239
Net gain (loss) attributable to the non-controlling interest	90,404	(490,779)
Net increase in net assets resulting from operations	46,716,913	28,293,028
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(10,705,727)	—
Class C	(3,077,308)	—
Class I	(11,288,657)	—
From net realized gains
Class A	(555,224)	(423,393)
Class C	(174,764)	(98,663)
Class I	(566,210)	(364,827)
Net decrease in net assets from distributions to shareholders	(26,367,890)	(886,883)
CAPITAL TRANSACTIONS - CONTROLLING INTEREST
Proceeds from shares sold:
Class A	11,366,336	29,744,109
Class C	3,729,784	5,724,454
Class I	20,250,452	45,218,608
Net asset value of shares issued in reinvestment of distributions:
Class A	9,795,286	390,541
Class C	2,988,742	92,515
Class I	11,154,996	330,718
Redemption fee proceeds:
Class A	425	—
Class C	129	—
Class I	444	—
Payments for shares redeemed:
Class A	(28,613,256)	(194,919,767)
Class C	(4,344,598)	(24,196,559)
Class I	(38,539,064)	(159,231,809)
Total Decrease in Net Assets from Capital Transactions - Controlling Interest	(12,210,324)	(296,847,190)
TOTAL INCREASE (DECREASE) IN NET ASSETS - CONTROLLING INTEREST	8,138,699	(269,441,045)

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2015	September 30,
	(Unaudited)	2014
CAPITAL TRANSACTIONS - NON-CONTROLLING INTEREST
Proceeds from contributions	$103,200	$2,419,437
Withdrawals	(1,411,088)	(3,295,672)
Total Decrease in Net Assets from Capital Transactions -
Non-controlling Interest	(1,307,888)	(876,235)
NET ASSETS
Beginning of Period	299,642,194	569,959,474
End of Period *	$306,473,005	$299,642,194
*Includes accumulated net investment loss of:	$(94,032,660)	$(67,846,873)

	Six Months Ended	Year Ended
	March 31, 2015	September 30,
	(Unaudited)	2014

SHARE ACTIVITY
Class A:
Shares Sold	1,162,554	3,242,241
Shares Reinvested	1,069,354	42,496
Shares Redeemed	(2,933,051)	(21,371,155)
Net decrease in shares of beneficial interest outstanding	(701,143)	(18,086,418)

Class C:
Shares Sold	393,930	646,525
Shares Reinvested	335,437	10,325
Shares Redeemed	(459,018)	(2,729,151)
Net decrease in shares of beneficial interest outstanding	270,349	(2,072,301)

Class I:
Shares Sold	2,062,834	4,923,427
Shares Reinvested	1,211,183	35,792
Shares Redeemed	(3,952,078)	(17,412,718)
Net decrease in shares of beneficial interest outstanding	(678,061)	(12,453,499)

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31, 2015		September		September		September		September		September
	(Unaudited)		30, 2014		30, 2013		30, 2012		30, 2011		30, 2010 (1)
Net asset value, beginning of period	$9.45		$8.85		$9.94		$10.67		$10.10		$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.11)		(0.12)		(0.14)		(0.51)		(0.09)
Net realized and unrealized gain (loss) on investments	1.56		0.73		(0.97)		(0.22)		1.43		0.19
Total from investment operations	1.52		0.62		(1.09)		(0.36)		0.92		0.10
Less distributions from:
Net investment income	(0.86)		—		—		(0.37)		(0.35)		—
Net realized gains	(0.04)		(0.02)		—		(0.00	) (10)	(0.00	) (10)	—
Total distributions	(0.90)		(0.02)		—		(0.37)		(0.35)		—
Paid-in-Capital From Redemption Fees (10)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$10.07		$9.45		$8.85		$9.94		$10.67		$10.10
Total return (3)	17.04	% (9)	6.99%		(10.97)%		(3.33)%		9.32%		1.00	% (9)
Net assets, at end of period (000s)	$127,959		$126,760		$278,757		$501,465		$456,108		$113,177

Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (4)(7)(12)	1.94	% (5)	2.40%		2.35%		2.41%		5.96%		—	(11)
Ratio of net expenses to average net assets (7)(13)	1.88	% (5)	2.19%		2.24%		2.38%		5.93	% (6)	—	(11)
Ratio of net investment loss to average net assets (8)(14)	(0.76	)% (5)	(1.24)%		(1.27)%		(1.41)%		(4.87)%		—	(11)
Portfolio Turnover Rate	0	% (9)(15)	0	% (15)	0	% (15)	9%		68%		0	% (9)

(1)	The Equinox MutualHedge Futures Strategy Fund’s Class A shares commenced operations December 31, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.
(7)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.
(9)	Not annualized.
(10)	Amount represents less than $0.01 per share.
(11)	If the income and expenses of MFL-CFC had been included for the period ended September 30, 2010, the ratios would have been as follows:

Ratio of gross expenses to average net assets (4)(7)							9.21% (5)
Ratio of net expenses to average net assets (7)							8.43% (5)
Ratio of net investment loss to average net assets (8)							(7.42)% (5)
(12) Ratio of gross expenses to average
net assets excluding the expenses of MFL-CFC (4)(7)	1.93% (5)	2.07%	1.98%	1.89%	1.97%		2.98% (5)
(13) Ratio of net expenses to average
net assets excluding the expenses of MFL-CFC (7)	1.86% (5)	1.86%	1.86%	1.86%	1.93%	(6)	2.20% (5)
(14) Ratio of net investment loss to average net assets
excluding the income and expenses of MFL-CFC (8)	(0.74)% (5)	(0.90)%	(0.90)%	(0.90)%	(0.85)%		(1.19)% (5)
(15) Amount represents less than 1%.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31, 2015		September 30,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2014		2013		2012		2011		2010 (1)
Net asset value, beginning of period	$9.17		$8.65		$9.78		$10.55		$10.05		$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.18)		(0.19)		(0.22)		(0.58)		(0.14)
Net realized and unrealized gain (loss) on investments	1.50		0.72		(0.94)		(0.21)		1.41		0.19
Total from investment operations	1.43		0.54		(1.13)		(0.43)		0.83		0.05
Less distributions from:
Net investment income	(0.78)		—		—		(0.34)		(0.33)		—
Net realized gains	(0.04)		(0.02)		—		(0.00	) (10)	(0.00	) (10)	—
Total distributions	(0.82)		(0.02)		—		(0.34)		(0.33)		—
Paid-in-Capital From Redemption Fees (10)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$9.78		$9.17		$8.65		$9.78		$10.55		$10.05
Total return (3)	16.54	% (9)	6.23%		(11.55)%		(4.09)%		8.45%		0.50	% (9)
Net assets, at end of period (000s)	$42,479		$37,348		$53,154		$78,011		$59,920		$8,836

Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (4)(7)(12)	2.69	% (5)	3.15%		3.10%		3.16%		6.71%		—	(11)
Ratio of net expenses to average net assets (7)(13)	2.63	% (5)	2.94%		2.99%		3.13%		6.67	% (6)	—	(11)
Ratio of net investment loss to average net assets (8)(14)	(1.52	)% (5)	(2.01)%		(2.02)%		(2.17)%		(5.62)%		—	(11)
Portfolio Turnover Rate	0	% (9)(15)	0	% (15)	0	% (15)	9%		68%		0	% (9)

(1)	The Equinox MutualHedge Futures Strategy Fund’s Class C shares commenced operations December 31, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.
(7)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.
(9)	Not annualized.
(10)	Amount represents less than $0.01 per share.
(11)	If the income and expenses of MFL-CFC had been included for the period ended September 30, 2010, the ratios would have been as follows:

Ratio of gross expenses to average net assets (4)(7)						12.20% (5)
Ratio of net expenses to average net assets (7)						9.18% (5)
Ratio of net investment loss to average net assets (8)						(8.21)% (5)
(12) Ratio of gross expenses to average
net assets excluding the expenses of MFL-CFC (4)(7)	2.68% (5)	2.82%	2.73%	2.65%	2.71%	5.97% (5)
(13) Ratio of net expenses to average
net assets excluding the expenses of MFL-CFC (7)	2.61% (5)	2.61%	2.61%	2.61%	2.67% (6)	2.95% (5)
(14) Ratio of net investment loss to average net assets
excluding the income and expenses of MFL-CFC (8)	(1.51)% (5)	(1.68)%	(1.65)%	(1.65)%	(1.60)%	(1.99)% (5)
(15) Amount represents less than 1%.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31, 2015		September		September		September		September
	(Unaudited)		30, 2014		30, 2013		30, 2012		30, 2011 (1)
Net asset value, beginning of period	$9.52		$8.89		$9.96		$10.68		$10.23
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.09)		(0.10)		(0.07)		(0.16)
Net realized and unrealized gain (loss) on investments	1.57		0.74		(0.97)		(0.26)		0.61
Total from investment operations	1.54		0.65		(1.07)		(0.33)		0.45
Less distributions from:
Net investment income	(0.89)		—		—		(0.39)		—
Net realized gains	(0.04)		(0.02)		—		(0.00	) (9)	—
Total distributions	(0.93)		(0.02)		—		(0.39)		—
Paid-in-Capital From Redemption Fees (9)	0.00		0.00		0.00		(0.00)		0.00
Net asset value, end of period	$10.13		$9.52		$8.89		$9.96		$10.68
Total return (3)	17.15	% (8)	7.30%		(10.74)%		(3.08)%		4.40	% (8)
Net assets, at end of period (000s)	$136,035		$134,317		$236,188		$331,291		$157,885
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (4)(6)(10)	1.69	% (5)	2.15%		2.10%		2.17%		5.43	% (5)
Ratio of net expenses to average net assets (6)(11)	1.63	% (5)	1.94%		1.99%		2.13%		5.33	% (5)
Ratio of net investment loss to average net assets (7)(12)	0.51	% (5)	(1.01)%		(1.03)%		(1.19)%		(4.36	)% (5)
Portfolio Turnover Rate	0	% (8)(13)	0	% (13)	0	% (13)	9%		68	% (8)

(1)	The Equinox MutualHedge Futures Strategy Fund’s Class I shares commenced operations May 24, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.01 per share.

(10) Ratio of gross expenses to average
net assets excluding the expenses of MFL-CFC (4)(6)	1.68% (5)	1.82%	1.73%	1.65%	1.70% (5)
(11) Ratio of net expenses to average
net assets excluding the expenses of MFL-CFC (6)	1.61% (5)	1.61%	1.61%	1.61%	1.61% (5)
(12) Ratio of net investment loss to average net assets
excluding the income and expenses of MFL-CFC (7)	(0.49)% (5)	(0.67)%	(0.65)%	(0.67)%	(0.62)% (5)
(13) Amount represents less than 1%.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2015 (Unaudited)

1.   ORGANIZATION

The Equinox MutualHedge Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers three distinct share classes; Class A, Class C and Class I shares. The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annual volatility that is generally lower than the volatility experienced by the S&P 500 Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in trading companies are valued at a fair value based on the net asset value as reported by underlying trading companies. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Equinox Fund Management, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value Net Asset Value (“NAV”) for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds -– The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$187,967,638	$—	$—	$187,967,638
Structured Note	—	14,809,500	—	14,809,500
Systematic Trading Companies	—	992,613	—	992,613
Short-Term Investments	54,390,691	—	—	54,390,691
Swap Contract	—	33,732,883	—	33,732,883
Total	$242,358,329	$49,534,996	$—	$291,893,325

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. The consolidated financial statements of MFL-CFC include the financial statements of certain majority owned systematic trading companies. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the MFL-CFC is as follows:

			% of the Fund’s
	Inception Date of	MFL-CFC Net Assets at	Total Net Assets at
	MFL-CFC	March 31, 2015	March 31, 2015
MFL-CFC	1/12/2010	$ 67,201,098	21.9%

MFL-CFC, through its investments in systematic trading companies, utilizes commodity based derivative products to facilitate the Fund’s pursuit of its investment objective. The systematic trading companies are majority owned commodity pool subsidiaries which invest in global derivatives markets through multiple CTAs, each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs. CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts. It is anticipated the CTA programs will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. MFL-CFC maintained a controlling economic interest (greater than 50%) in certain systematic trading companies during the period ended March 31, 2015 and consolidated the operations of each systematic trading company for the periods in which it had a controlling economic interest during the six months ended March 31, 2015. The non-controlling interest is the portion of equity ownership in each systematic trading company not attributable to MFL-CFC or the Fund. MFL-CFC accounted for its investment in each systematic trading company at fair value, utilizing the net asset value provided by the underlying investment advisor. Investments in the systematic trading companies may be withdrawn on any business day given two business days’ notice. During the six months ended March 31, 2015, MFL-CFC held a majority of the outstanding units of E2 Quest Trade Co. until November 26, 2014 when MFL-CFC lost financial control and therefore deconsolidated.

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012 – 2014) or expected to be taken on the Fund’s 2015 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the six months ended March 31, 2015, the net change in unrealized depreciation on futures contracts was $(693,943). For the six months ended March 31, 2015, the Fund had realized gains of $712,042 from futures contracts.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of March 31, 2015, the notional value of the total return swap with Deutsche Bank was $322,746,576. As of March 31, 2015, the notional value of the total return swaps with Morgan Stanley were $56,329,656 and $47,442,461. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. For the six months ended March 31, 2015, the net change in unrealized appreciation on swap contracts was $31,492,833. For the six months ended March 31, 2015, the Fund had realized losses of $13,167,099 on swap contracts.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of March 31, 2015.

		Gross Amounts	Net Amount of
		Offset in the	Assets Present in
		Consolidated	the Consolidated
	Gross Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged
Swap Contracts	$33,953,638	$(220,755)	$33,732,883	$54,390,691	$18,530,319
Total	$33,953,638	$(220,755)	$33,732,883	$54,390,691	$18,530,319

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2015:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Unrealized appreciation on swap contract
Equity/Currency/ Commodity/ Interest Rate Contracts	Net unrealized appreciation from open futures contracts

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2015:

Asset Derivatives Investment Fair Value

	Mixed:
	Commodity,
	Currency, Equity,	Total as of
	and Interest Rate	March 31, 2015
Swap Contracts	$33,953,638	$33,953,638
	$33,953,638	$33,953,638

Liability Derivatives Investment Fair Value

	Mixed:
	Commodity,
	Currency, Equity,	Total as of
	and Interest Rate	March 31, 2015
Swap Contracts	$(220,755)	$(220,755)
	$(220,755)	$(220,755)

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest
Rate Contracts	Net realized gain (loss) from futures contracts
Net realized gain (loss) from swap contracts
Net change in unrealized appreciation/(depreciation)
from futures contracts
Net change in unrealized appreciation/(depreciation)
from swap contracts

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2015:

Net Change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

	Mixed: Commodity,					Total for the
	Currency, Equity, and					period ended March
Derivative Investment Type	Interest Rate	Commodity	Currency	Equity	Interest Rate	31, 2015
Futures	$—	$(327,821)	$(272,385)	$16,209	$(109,946)	$(693,943)
Swap Contract	31,492,833	—	—	—	—	31,492,833
	$31,492,833	$(327,821)	$(272,385)	$16,209	$(109,946)	$30,798,890

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

	Mixed: Commodity,					Total for the
	Currency, Equity, and					period ended March
Derivative Investment Type	Interest Rate	Commodity	Currency	Equity	Interest Rate	31, 2015
Futures	$—	$389,950	$133,612	$(249,542)	$438,022	$712,042
Swap Contract	13,167,099	—	—	—	—	13,167,099
	$13,167,099	$389,950	$133,612	$(249,542)	$438,022	$13,879,141

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

The notional value of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Fund’s management believes that the issuer is creditworthy, the Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Fluctuations in the value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.    INVESTMENT TRANSACTIONS

For the six months ended March 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $0 and $18,072,523 respectively.

4.    INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Fund Management, LLC, (the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.45% of the Fund’s average daily net assets. For the six months ended March 31, 2015, the Advisor earned $2,154,510 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expenses on securities sold short), taxes or extraordinary expenses, such as litigation do not exceed 1.86%, 2.61% and 1.61% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2015, the Advisor waived fees in the amount of $98,310.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The following amounts are subject to recapture by the Fund by the following dates:

9/30/2015	$301,993
9/30/2016	$908,115
9/30/2017	$811,540

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Pursuant to the terms of the Advisory Agreement between the CTA and the trading company, Quest is entitled to receive an advisory fee, which is accrued daily and paid monthly, at an annual rate of 0.45% of net assets.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and 1.00% of its average daily net assets for Class C shares which is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. The Distributor is an affiliate of GFS. During the six months ended March 31, 2015, the Distributor received $45,351 and $36,596 in underwriting commissions for sales of Class A and Class C shares respectively, of which $6,488 and $547 was retained by the principal underwriter or other affiliated broker-dealers for Class A and Class C shares respectively.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

Gemcom, LLC (“Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.    REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2015, the Fund assessed $998 in redemption fees.

6.    DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

Fiscal Year Ended
September 30, 2014
Long-Term Capital Gain	886,883

There was no distribution for fiscal year ended September 30, 2013.

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$20,522,977	$1,293,387	$—	$(103,665,189)	$—	$568,831	$(81,279,994)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized losses is primarily attributable to the tax treatment of the Fund’s wholly-owned subsidiary. Other book/tax differences are primarily attributable to adjustments resulting from the Fund’s investment in its wholly-owned subsidiary.

7.    SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

EXPENSE EXAMPLES

March 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including upfront and deferred sales charges (loads) on purchases of Class A shares and deferred sales charges (loads) on certain redemptions of Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Expense Ratio
Actual	Account Value	Value	During Period*	During Period**
	10/1/14	3/31/15	10/1/14 – 3/31/15	10/1/14 – 3/31/15
Class A	$1,000.00	$1,170.40	$10.17	1.88%
Class C	1,000.00	1,165.40	14.20	2.63%
Class I	1,000.00	1,171.50	8.82	1.63%

		Ending
Hypothetical	Beginning	Account	Expenses Paid	Expense Ratio
(5% return before	Account Value	Value	During Period*	During Period**
expenses)	10/1/14	3/31/15	10/1/14 – 3/31/15	10/1/14 – 3/31/15
Class A	$1,000.00	$1,015.56	$9.45	1.88%
Class C	1,000.00	1,011.82	13.19	2.63%
Class I	1,000.00	1,016.80	8.20	1.63%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).
**Annualized.

Equinox MutualHedge Futures Strategy Fund

SUPPLEMENTAL INFORMATION

March 31, 2015 (Unaudited)

Equinox MutualHedge Futures Strategy Fund* - Adviser - Equinox Fund Management, LLC

In connection with the regular meeting held on November 11-12, 2014 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Equinox Fund Management, LLC (“Equinox” or the “Adviser”) and the Trust, with respect to the Equinox MutualHedge Futures Strategy Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the adviser was founded in 2003, and with current assets under management of over $1.2 billion, has evolved into a comprehensive alternative investment provider with multiple offerings across global managed futures, commodity and hedged equity asset classes. The Board reviewed the background information on the key investment personnel responsible for servicing the Fund noting that the team possesses exemplary educational credentials and collectively many years of experience with alternative investments, managed futures, and hedge funds. Acknowledging that while not all strategy risk can be eliminated, the Board expressed its appreciation that the adviser has a risk averse culture as demonstrated by the focus it puts on ongoing CTA due diligence process aimed at attempting to mitigate risk. The Board acknowledged that both the investment processes and risk processes are complex for this asset class, but the adviser has more than adequate experienced professionals for support who do a thorough job. The Board reviewed the adviser’s broker-dealer selection process and best execution practices noting the use of a Prime Brokerage relationship to conduct its trading, and for the fixed income portion of the portfolio it uses mostly ETFs looking for broker-dealer qualities that include research, high quality execution, and client service, which the Board considered appropriate for this type of strategy. The Board acknowledged that the adviser has done a reasonable job within an asset class that has had difficulty and been under pressure for the past several years, which can be attributed to an investment team with a deep research culture with the experience to conduct the complex work required to produce results. The Board concluded that the adviser should continue to provide high quality service to the Fund and for the benefit of the shareholders.

Performance. The Trustees discussed the Fund’s objective of seeking lower volatility than the S&P 500 Total Return Index and providing capital appreciation in both rising and falling markets, the Fund’s Morningstar category, Managed Futures, its current Morningstar rating of 2 stars, its historical ranking within the category, and its performance, both on the Fund level and broken out between its fixed income and managed futures sub portfolios. The Trustees noted that the Fund performed in a similar fashion to the Morningstar category and the adviser-selected benchmark. The Trustees further noted that the Fund exhibited lower standard deviation than the S&P 500 Total Return Index, but did not provide capital appreciation over the 2-year and 3-year time period. The Trustees acknowledged that the asset class has been challenging for managers, and that the adviser has done a reasonable job relative to the performance of all the managers in the category. The Trustees concluded that the performance was satisfactory.

Fees and Expenses. The Trustees discussed the contractual fee charged by the adviser and noted that at 1.45%, and 1.34% after waiver, it is slightly higher than the peer group average, but that there were a few peer group

Equinox MutualHedge Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2015 (Unaudited)

funds that had a higher advisory fee. They observed that half of the peer group funds were multi-manager funds and the other half were single strategy funds. They reasoned that single strategy funds tended to follow a more passive strategy and charged lower fees, and that the Fund followed a more active strategy which could warrant a higher fee. The Trustees also noted that the fee was marginally higher than the Morningstar category average, but well within the range of the fees charged in the category. They noted that the Fund’s net expense ratio was within the range of the peer group and Morningstar category. The Trustees considered that the adviser has an expense limitation agreement in place, and agreed that this benefits shareholders. The Trustees concluded that the fee was reasonable.

Economies of Scale. The Board considered whether the adviser had realized economies of scale with respect to the management of the Fund. The Trustees agreed that the adviser appears to be investing its legitimate profits to grow and market the Fund. They noted the adviser estimates realizing economies when the Fund reaches $2 billion in assets. The Trustees agreed that given the current asset level in the Fund and the adviser’s willingness to revisit the issue as the Fund grows, the absence of breakpoints was acceptable.

Profitability. The Board noted that based on the profitability analysis provided by the adviser, the adviser realized meaningful profits during the previous year. The Trustees discussed the adviser’s efforts related to distribution and increasing in the Fund’s asset levels and that the adviser’s willingness to reinvest its legitimate profits in the Fund is meaningful and benefits shareholders. They agreed that the adviser’s fee waiver during the previous year had a material negative impact on the adviser’s profits. The Trustees concluded that, overall, the level of profit is not excessive.

Conclusion. Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee is reasonable and that renewal of the agreement is in the best interests of the shareholders of Equinox MutualHedge Futures Strategy Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
	•	Social Security number and wire transfer instructions
	•	account transactions and transaction history
	•	investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes -to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS? Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?
 To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?	We collect your personal information, for example, when you

	•	open an account or deposit money
	•	direct us to buy securities or direct us to sell your securities
	•	seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:
	•	sharing for affiliates’ everyday business purposes –information about your creditworthiness.
	•	affiliates from using your information to market to you.
	•	sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	•	Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	•	Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Fund Management, LLC
1775 Sherman St. Suite 2500
Denver, CO 80264

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/5/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 6/5/15